Description of the business and Group composition	12 Months Ended
Dec. 31, 2022
Investments accounted for using equity method [abstract]
Description of the business and Group composition

2 Description of the business and Group composition

Natuzzi S.p.A. (“Natuzzi”, the “Company” or the “Parent”) is domiciled in Italy. The Company’s registered office is at via Iazzitello 47, 70029 Santeramo in Colle (Bari, Italy). These consolidated financial statements include the accounts of Natuzzi S.p.A. and of its subsidiaries (together with the Company, the “Group”). The Group’s primary activity is the design, manufacture and marketing of leather and fabric upholstered furniture (see note 6 on operating segment).

The financial statements utilized for the consolidation are the financial statements of each Group’s legal entity as at December 31, 2022, 2021 and 2020. The 2022, 2021 and 2020 financial statements have been adopted by the respective Boards of Directors of the relevant entities. The financial statements of subsidiaries are adjusted, where necessary, to conform to Natuzzi’s accounting principles and policies (see note 4), which are consistent with International Financial Reporting Standards (IFRS) and interpretations issued by the IFRS Interpretations Committee (IFRS IC) applicable to companies reporting under IFRS (see note 3(a)).

The consolidated financial statements of the Group as at December 31, 2022 have been approved by the Company’s Board of Directors (the Board) on April 13, 2023 and authorised on April 28, 2023.

The subsidiaries included in the consolidation as at December 31, 2022 and 2021, together with the related percentages of ownership and other information, are as follows:

Name	Percentage of 31/12/2022	Percentage of 31/12/2021	Share/ quota capital	Ownership registered office	Activity
Italsofa Romania S.r.l.	100.00	100.00	RON 109,271,750	Baia Mare, Romania	(1)
Natuzzi (China) Ltd	100.00	100.00	CNY 106,414,300	Shanghai, China	(1)
Italsofa Nordeste S/A	100.00	100.00	BRL 159,300,558	Salvador de Bahia, Brazil	(1)
Natuzzi Quanjiao Limited	100.00	—	CNY 10,000,000	Quanjiao County-Anhui province, China	(1)
Natco S.p.A.	99.99	99.99	EUR 4,420,000	Santeramo in Colle, Italy	(2)
Nacon S.p.A.	100.00	100.00	EUR 2,800,000	Santeramo in Colle, Italy	(3)
Lagene S.r.l.	100.00	100.00	EUR 10,000	Santeramo in Colle, Italy	(3)
Natuzzi Americas Inc.	100.00	100.00	USD 89	High Point, N. Carolina, USA	(3)
Natuzzi Florida LLC	51.00	51.00	USD 4,955,186	High Point, N. Carolina, USA	(3)
Natuzzi Iberica S.A.	100.00	100.00	EUR 386,255	Madrid, Spain	(3)
Natuzzi Switzerland AG	100.00	100.00	CHF 2,000,000	Dietikon, Switzerland	(3)
Natuzzi Services Limited	100.00	100.00	GBP 25,349,353	London, UK	(3)
Natuzzi UK Retail Limited	70.00	70.00	GBP 100	Cardiff, UK	(3)
Natuzzi Germany Gmbh	100.00	100.00	EUR 25,000	Köln, Germany	(3)
Natuzzi Japan KK	74.40	93.00	JPY 28,000,000	Tokyo, Japan	(3)
Natuzzi Russia OOO	100.00	100.00	RUB 8,700,000	Moscow, Russia	(3)
Natmx S.DE.R.L.DE.C.V	100.00	100.00	MXN 68,504,040	Mexico City, Mexico	(3)
Natuzzi France S.a.s.	100.00	100.00	EUR 600,100	Paris, France	(3)
Natuzzi Oceania PTI Ltd	74.40	93.00	AUD 320,002	Sydney, Australia	(3)
Natuzzi Singapore PTE. LTD.	74.40	93.00	USD 7,654,207	Singapore, Republic of Singapore	(3)
Natuzzi Netherlands Holding	100.00	100.00	EUR 34,605,000	Amsterdam, Holland	(4)
Natuzzi Trade Service S.r.l.	100.00	100.00	EUR 14,000,000	Santeramo in Colle, Italy	(5)

(1) Manufacture and distribution

(2) Intragroup leather dyeing and finishing

(3) Services and distribution

(4) Investment holding

(5) Dormant

As at December 31, 2022, the consolidation area changed due to the following events.

In August 2021, the Parent has entered into a “Subscription and Shareholders Agreement” (the “Agreement”) with Truong Thanh Furniture Corporation (“TTF”), a company incorporated under the laws of the Republic of Vietnam and which is engaged in production and distribution of furniture, to form a partnership aimed at strengthening the Group’s operations in the “Asia-Pacific” (APAC) region, excluding Greater China (the “Rest of the APAC Territory”). In March 2022, based on such agreement, TTF acquired a 20% stake in the Group’s subsidiary Natuzzi Singapore, which is engaged in sales and distribution of furniture and upholstery products under the trademarks of the Group in the Rest of the APAC Territory. In 2022, TTF made the payment of US $ 5,357 (equivalent to 4,885) by subscribing shares equal to 20% of the subsidiary Natuzzi Singapore. Pursuant to this Agreement, the Parent maintains a majority of the board members of Natuzzi Singapore. As a result of this transaction, the Parent's stake in Natuzzi Singapore is 74.4% whereas the stake of minority shareholders is 25.6%.

Furthermore, no business combinations have occurred in 2022 and 2021.

During 2022, Natuzzi Quanjiao Limited, a new production company located in China and controlled 100% indirectly through Natuzzi China, became operational.

The following table summarises the information relating to the only material non-controlling interests (NCI) related to the Group’s subsidiary Natuzzi Florida LLC, before any intra-group eliminations.

Summarised statement of financial position of Natuzzi Florida LLC and Non-controlling interests share in equity as at December 31, 2022 and 2021

	31/12/22	31/12/21
Current assets	11,684	8,494
Non-current assets	12,337	10,924
Current liabilities	(9,246)	(8,142)
Non-current liabilities	(8,473)	(8,125)
Net assets	6,302	3,151
Net assets attributable to NCI – 49%	3,088	1,544

Summarised statement of profit or loss of Natuzzi Florida LLC and Non-controlling interests share of loss for the years ended December 31, 2022 and 2021.

	2022	2021
Revenue	21,481	16,578
Expenses	(18,488)	(14,955)
Profit/(loss) for the year	2,993	1,623
Other comprehensive income/(loss)	195	184
Total comprehensive income/(loss) for the year	3,188	1,807
Profit/(loss) allocated to NCI – 49%	1,467	795
Other comprehensive income/(loss) allocated to NCI	96	90
Cash flow provided by operating activities	1,464	4,160
Cash flow used in investing activities	(599)	(12)
Cash flow used in financing activities (dividends to NCI: 589)	(1,892)	(1,561)